DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN (Details)			3 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Apr. 17, 2023 USD ($)	Jul. 12, 2021 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($) item	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) item $ / shares shares
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Condition for future business combination number of businesses minimum | item				1		1
Proceeds from sale of private placement shares					$ 14,500,000
Transaction costs			$ 26,652,125	$ 26,652,125		$ 26,652,125
Underwriting discount fees			8,580,000	8,580,000		8,580,000
Deferred underwriting fee payable			17,500,000	17,500,000	17,500,000	17,500,000
Other offering costs			572,125	572,125		572,125
Reimbursed fees			1,420,000	$ 1,420,000		$ 1,420,000
Investment of cash into trust account					500,000,000
Investments maximum maturity term				185 days
Condition for future business combination use of proceeds percentage				80		80
Condition for future business combination threshold percentage ownership				50		50
Condition for future business combination threshold net tangible assets			5,000,001	$ 5,000,001		$ 5,000,001
Redemption limit percentage without prior consent				15		15
Obligation to redeem public shares if entity does not complete a business combination (as a percent)				100.00%		100.00%
Redemption period upon closure				10 days		10 days
Maximum allowed dissolution expenses				$ 100,000		$ 100,000
Cash			840,228	840,228	3,337,050	3,577,359
Working capital				1,812,595		3,815,967
Franchise tax payable			2,538,810	2,538,810		1,595,393
Aggregate purchase price				25,000	$ 25,000	25,000
Maximum borrowing capacity of related party promissory note			500,000	500,000		500,000
Maximum annual limit for permitted withdrawals to fund working capital and tax liabilities				1,000,000		1,000,000
Available permitted withdrawal amount related to working capital			1,000,000	1,000,000
Taxes paid out of operating account, reimbursed from interest income			1,146,274	1,146,274
Cash withdrawn from available interest in the Trust Account to pay taxes	$ 1,486,090		$ 1,486,090	$ 1,486,090		$ 195,000
Private Placement Warrants
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Sale of private placement shares | shares					1,450,000
Initial Public Offering
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Sale of units, net of underwriting discounts (in shares) | shares		50,000,000
Purchase price, per unit | $ / shares		$ 10.00
Proceeds from issuance initial public offering		$ 500,000,000
Investment of cash into trust account		$ 500,000,000
Investments maximum maturity term		185 days
Fund working capital requirements in trust account		$ 1,000,000
Initial Public Offering | Private Placement Warrants
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Sale of private placement shares | shares		1,450,000
Price of warrant | $ / shares		$ 10.00
Private Placement
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Sale of private placement shares | shares		1,450,000				1,450,000
Price of warrant | $ / shares		$ 10.00				$ 10.00
Proceeds from sale of private placement shares		$ 14,500,000
Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Sale of private placement shares | shares		1,450,000
Price of warrant | $ / shares		$ 10.00
Proceeds from sale of private placement shares		$ 14,500,000
Over-allotment option
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Sale of units, net of underwriting discounts (in shares) | shares		5,000,000
Purchase price, per unit | $ / shares		$ 10.00